Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Foreign currency translation and transaction

Foreign currency translation and transaction

The Group uses United States Dollar (“$” or “US$”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in the BVI is US$ and the functional currency of its Hong Kong subsidiaries is Hong Kong Dollar (“HK$”). The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) Topic 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currencies using the exchange rate in effect at the dates of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of income and comprehensive income during the year in which they occur.

	Years ended March 31,
	2026	2025
Average rate	7.8039	7.7930

	As of March 31,
	2026	2025
Year-end spot rate	7.8400	7.7799

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting years. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the consolidated financial statements include allowance for expected credit losses, interest rates of leases, valuation allowance for deferred tax assets and impairment assessment of property and equipment. Actual results may differ from these estimates.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosures,” which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Company’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has adopted ASU 2023-07 on April 1, 2024. The adoption of the standard did not have a material impact on our segment reporting.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company has adopted ASU 2023-09 on April 1, 2025. The adoption of the standard did not have a material impact on the Company’s income tax disclosures.

Cash and cash equivalents

Cash and cash equivalents

Cash represents cash in bank and is unrestricted as to withdrawal or use. Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash, and with original maturities of three months or less. As of March 31, 2026 and 2025, the Company had no cash equivalents. The Group maintains all bank accounts in Hong Kong.

As of March 31, 2026 and 2025, the Company has US$ time deposits of US$790,000 and nil, respectively, in which the maturity dates were less than three months.

Management believes that the Company is not exposed to any significant credit risk on its cash and cash equivalents.

Certificates of deposit

Certificates of deposit

Certificates of deposit denominated at US$ with original maturities greater than three months which cannot be classified as cash equivalents are presented as a separate line item at its amortized cost. As of March 31, 2026 and 2025, the Company had nil and US$1,441,099 of such certificates of deposit.

Investment in funds

Investment in funds

Investment in funds denominated in US$ represents the Company’s investment in a private investment fund, which the Company intends to redeem within twelve months from the balance sheet date and has therefore classified as a current asset. The fund has no fixed maturity date and no specific redemption date has been determined, and the Company’s interest may be withdrawn only by way of redemption of participating shares. Based on the statement provided by the fund’s administrator, the underlying assets of the fund as of March 31, 2026 principally comprised cash and cash equivalents (approximately 88% of its net asset value) and an investment in another private investment fund (approximately 12%), which primarily invests in equity securities listed in Hong Kong. The Company entered into a subscription agreement for an interest in the fund on March 23, 2026, and the subscription of US$1,300,000 was settled on March 24, 2026. In accordance with ASC Topic 321, Investments—Equity Securities, the investment is accounted for at fair value with changes in fair value recognized in net income. As of March 31, 2026, the fair value of the investment in funds was US$1,326,000, which was estimated using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement. Pursuant to U.S. GAAP, investments measured using the NAV practical expedient are not categorized within the Level 1, 2, or 3 fair value hierarchy. Consequently, an unrealized fair value gain of US$26,000, nil and nil was recognized in the consolidated statements of operations for the years ended March 31, 2026, 2025 and 2024, respectively.

Trading securities

Trading securities

Trading securities denominated at US$ represent the Company’s investment in US Treasury Bills, which are bought and held for the purpose of selling them in the near term. The Company measures its trading securities at fair value through net income (FVTNI). As of March 31, 2026 and 2025, the fair value of the Company’s position in US Treasury Bills was US$511,126 and US$503,453, respectively.

For the years ended March 31, 2026, 2025 and 2024, the Company recognized an unrealized (loss) gain from trading securities of US$(3,379), US$2,621 and nil, respectively, in the consolidated statements of operations. For the years ended March 31, 2026, 2025 and 2024, the Company recognized a realized gain of US$12,103, nil and nil, respectively, from the sale or redemption of trading securities upon maturity.

Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly represent amounts due from financial institutions in which customers settled the payment by credit cards for purchase of services of beauty, and wellness and postpartum, which are all recorded net of allowance for the Group’s expected credit losses. Credit card transactions are typically settled within two days. However, if customers opt for installment payments, settlement periods range from 30 to 60 days. The installment payments arrangement is strict between the customer and the credit card issuer and does not involve the Company. Regardless of the installment terms agreed upon by the customer, the full transaction amount is remitted to the Company in a lump sum — within 30 days for American Express and 60 days for other credit cards, including UnionPay, Visa, and MasterCard — after the customer has authorized the payment. For franchise, the Company generally grants credit terms of 90 days to the customers.

In evaluating the collectability of accounts receivable balances, the Company considers specific evidence including aging of the receivable, the client’s payment history, its current creditworthiness, current economic trends and future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. The Group regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. Accounts receivables are written off after all collection efforts have ceased. As of March 31, 2026 and 2025, no allowance for expected credit losses was recognized as there were no experiences on default from customers or failure of transfer from credit card center after payment authorization was made by customers and all outstanding accounts receivable as of March 31, 2026 and 2025 were subsequently settled before the report date.

Deposits, prepayments and other receivables, net

Deposits, prepayments and other receivables, net

Deposits, prepayments and other receivables consist of utility and rental deposits paid, prepaid rent; and cash prepaid to vendor for software development for retaining and managing sales transaction records and customer portfolio; and advance retainer paid under a merger and acquisition advisory and deal sourcing. Deposits paid and prepaid rent are classified as either current or non-current based on the terms of the respective agreements while the prepayment for software development was classified as non-current. These advances are unsecured and reviewed periodically to determine whether their carrying value has become impaired. As of March 31, 2026 and 2025, management believes that the Group’s deposits, prepayments and other receivables are not impaired.

Inventories, net

Inventories, net

Inventories are comprised of traditional Chinese medicines health products, such as Yin-nourishing pill, Ginseng soothing anti-allergy moisturizing wash, Beauty Lab home herbal uterine care patch etc., which are produced using the Company’s patented technology and branded “Beauty Lab” with the company’s logo, intended for resale, and we value inventories using the lower of cost, on a weighted average basis, and net realizable value, which is generally based on the selling price expectations of the products. Cost of inventories sold is charged to cost of sales of products, which also includes inbound freight cost. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value for slow-moving products and damaged goods, which are dependent upon factors such as historical and forecasted consumer demand, and other market conditions. The Company takes ownership, risks and rewards of its inventories, and has sole discretion in establishing prices for goods to be sold. Write downs are recorded in cost of sales of products in the consolidated statements of operations and comprehensive (loss) income. As of March 31, 2026 and 2025, no obsolescent goods were noted.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to statements of income. At the time when property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to statements of operations.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Furniture and fixture	5 years
Machinery and equipment	3 to 5 years
Motor vehicle	5 years

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell. If an impairment is identified, The Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2026 and 2025, no impairment of long-lived assets was recognized.

Leases

Leases

The Company utilizes ASC 842 to account for leases for all periods presented. ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

Operating lease

We determine if an arrangement is a lease at inception. On our balance sheet, our corporate office leases are included in operating lease right-of-use (ROU) assets, current portion of operating lease liability and operating lease liability, net of current portion.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for our operating leases, we generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

Financial Accounting Standards Board (“FASB”) issued a Q&A in March 2020 that focused on the application of lease guidance in ASC 842 for lease concessions related to the effects of COVID-19. The FASB staff has said that entities can elect to not evaluate whether concessions granted by lessors related to COVID-19 are lease modifications. Entities that make this election can then apply the lease modification guidance in ASC 842 or account for the concession as if it were contemplated as part of the existing contract. The Company has elected to not treat the concessions as lease modifications and will instead account for the lease concessions as if they were contemplated as part of the existing leases. The Company has recorded negative variable lease expense and adjusted lease liabilities at the point in which the rent concession has become accruable.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended March 31, 2026, 2025 and 2024, the Group did not have any impairment loss against its operating lease right-of-use assets.

Finance lease

On our balance sheet, finance lease represented the lease of a vehicle as of March 31, 2026 and 2025, respectively. We classify a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;

●	The lease term is for the major part of the remaining economic life of the underlying asset;

●	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842 paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset;

●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Lease term includes rent holidays and options to extend or terminate the lease when we are reasonably certain that it will exercise that option. We do not recognize finance lease assets or lease liabilities for renewal periods unless it is determined that we are reasonably certain of renewing the lease at inception or when a triggering event occurs. The lease assets for finance leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. The interest and amortization expense of finance lease are presented separately. Interest expense is determined using the effective interest method. Amortization expense is recorded on a straight-line basis of the finance lease assets. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For finance leases, lease expense is recognized as depreciation and interest; depreciation on a straight-line basis over the lease term and interest using the effective interest method. As of March 31, 2026, all finance lease has been fully settled.

Deferred offering costs

Deferred offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred offering costs, as well as additional expenses to be incurred, will be charged to statements of income. As of March 31, 2025, the deferred offering costs were US$572,352. As of March 31, 2026, all deferred offering costs were charged against the gross proceeds upon the completion of IPO on October 22, 2025.

Accruals and other payables

Accruals and other payables

Accruals and other payables primarily include accrued staff costs, accrued professional fee and other accrual and payable for the operation of the ordinary course of business.

Contract liabilities

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the services to the customer or other conditions under the terms of a service contract. These payments are non-refundable and are recognized as revenue when either our performance obligation is satisfied or expiry of subscription plan for the services. As of March 31, 2026 and 2025, the Company recorded contract liabilities of US$3,047,584 and US$3,463,453, respectively, which was presented as contract liabilities on the accompanying consolidated balance sheets.

Bank borrowings

Bank borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in statements of operations over the period of the borrowings using the effective interest method. All bank borrowings were classified as short term due to repayment on demand clauses attached in the borrowings.

Fair value measurement

Fair value measurement

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs used in the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1	—	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	—	inputs to the valuation methodology are unobservable and significant to the fair value.

The fair value of trading securities measured at fair value through net income (FVTNI) is classified within Level 1 of the fair value hierarchy. The Company’s investment in funds is measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient in accordance with ASC Topic 820 and, accordingly, is not categorized within the fair value hierarchy. Unless otherwise disclosed, fair values of the Company’s financial instruments including cash and cash equivalents, certificates of deposit, accounts receivable, deposits, prepayments and other receivables, amount due to a director, bank borrowings, trade payables, accruals and other payables and current portion of lease liabilities approximate their recorded values due to their short-term maturities.

Non-controlling interests

Non-controlling interests

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of ASC 810 and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated statements of operations.

The Company’s non-controlling interests represent the minority shareholder’s ownership interests related to the Company’s subsidiary, representing 20% of Choliya. Non-controlling interests in the results of the Company are presented on the consolidated statement of operations as allocations of the total income or loss between non-controlling interests holders and the shareholders of the Company.

During the year ended March 31, 2025, Ms. Wong acquired 20% of equity interest from the non-controlling shareholder and in turn Pilate acquired 20% of equity interest in Choliya from Ms. Wong. As a result, Choliya becomes a wholly-owned subsidiary of the Company. Pursuant to ASC 810-10-45-23, since the transaction simply led to a change in the Company’s ownership in Choliya from 80% to 100% while the Company remains its control over Choliya, such transaction is accounted for as an equity transaction with no gain or loss recognized.

Related parties

Related parties

The Company adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The details of related party transactions during the years ended March 31, 2026, 2025 and 2024, and balances as of March 31, 2026 and 2025 are set out in Note 10.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”). The Company derives revenue principally from the provision of beauty, wellness and postpartum service, sales of products and consultancy services. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	identify the contract(s) with a customer;

2.	identify the performance obligations in the contract;

3.	determine the transaction price;

4.	allocate the transaction price to the performance obligations in the contract; and

5.	recognize revenue when (or as) the entity satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

The core principle underlying ASC 606 is that the Company will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of services transfers to a customer.

The Company’s revenue streams mainly comprise the following:

(a)	Beauty, wellness and postpartum services

Our beauty, wellness, and postpartum services include but are not limited to womb-warming therapy, BTS (Beauty, Tailor-made, Slim) pelvic detox therapy, agarwood moxibustion therapy, traditional Chinese medicines inspired prenatal massage, and Indonesian traditional abdominal binding. The Company enters into a distinct contract with its customers for the provision of beauty, wellness and postpartum services. Our customers are individuals. The customers can purchase various plans of different services based on their needs and choices. Pursuant to the contract, each type of service is not interrelated and is distinct as (i) customers are entitled to a series of appointments for the specific services purchased; and (ii) each service has its own price which is separately negotiable. Each type of service is considered as a promise and a separate performance obligation. Hence, there will be more than one promise for each contract entered into between the Company and the customers. The contracts are generally non-cancellable and non-refundable in the event of cancellation. All services have an expiry date of one full year from the date of the purchase but exception was granted case-by-case which may have more than one year for expiry date but this situation is mere. If there is an extension of expiry date requested by customer, the customers are required to pay additional fee for the purchase of other plans or purchase additional number of times with the same plan. Each service is typically fixed priced with no variable consideration and does not provide any post-contract service. Customers are required to pay a fixed lump sum fee in advance for the purchase of either (i) a series of services offered by the Company for one year; or (ii) a designated service with fixed number of times during one year period. Payments can be settled by cash, Payme, Alipay, Octopus card, WeChat Pay, faster payment system or credit card. The fee was recognized as contract liability upon receipt and charged to revenue, net of discounts, in the consolidated statements of income and comprehensive income once used by the customers and the amount of revenue to be recognized either on (i) the price of series of services used each time; or (ii) the times used for each plan in each appointment. The unit price for customers purchasing the plan is based on number of times calculated on an effective basis, i.e. total lump sum fee paid by customers divided by total number of times purchased including any free trials offered for the plan as stipulated in the contract. The Company offers discounts, which is a common practice in the beauty industry, to customers. Discounts are negotiated separately for each promise, which are agreed and stated clearly for each promise in the contract before full payment is made by the customers. Hence, the net amount paid by customers is fixed with no variable consideration and there is no allocation involving any estimation required. The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised services (i.e. the net amount for each promise stated in the contract). The customers can renew/purchase additional times/plans upon or before the expiry of contract and any renewal and purchase by the same customer are considered a new contract separately since similar price is required to be paid by the customers as normal purchase. During the services, as the customer simultaneously receives and consumes the benefits of the relaxation services, the revenue is recognized over time. We also recognize revenue for breakage based on past experience that the prepaid amounts are not expected to be used upon expiry without any renewal.

(b)	Sales of products

We also sell supplements products to customers, including (i) traditional Chinese medicines inspired supplements products, such as uterine care patches, probiotic intimate wash, and nourishing pill sets, designed to support uterine health, improve physical weakness, and balance endocrine functions for female customers; and (ii) beauty products, including time ginseng soothing anti-allergy moisturizing wash, which provide comprehensive care for skin issues, and scalp health. The Company derives its revenues from sales contracts with its customers with revenues being recognized at a point in time when control of the products are transferred to its customer at the Company’s wellness centers. Revenue is recognized based on the price paid which is fixed and net of any discount upon delivery at the counter. The sales have no right of return, no warranty and are not refundable. Product delivery is evidenced by a payment receipt record. Payments can be settled by cash, Payme, Alipay, Octopus card, WeChat Pay, faster payment system or credit card.

(c)	Consultancy services

In addition, we provide traditional Chinese medicine technical training and dietary therapy training and other consultancy services to other well-established and reputable beauty salons, massage centers, and similar entities. The Company enters into a distinct contract with its customers for the provision various services including (i) training for skills on promotion of reputation of their entities and dietary therapy services; and (ii) the attendance of our tradition Chinese medicine practitioner for services, with service period from three months to six months. Pursuant to the contracts between the Company and their customers, there are various promises in one contract and each promise is distinct and is not interrelated representing separate performance obligation. Fees charged for each performance obligation are different and based on the promises provided. The service fees for training related services are fixed and stipulated in the contract while other services are not fixed but variable which depends on the actual number of working hours during dispatched period. The Company does not offer any credits or discounts, rebates, price concessions or other similar privileges to customers. Due to the nature of services, the Company does not permit refund to customers. Typically, customers are required to pay either in advance or within 90 days from invoicing. Services provided are evidenced by the attendance records signed by both Company and the customers. These services are primarily recognized as revenues at point in time when services are provided.

(d)	Franchise

The Company also allows franchisees to use the Company’s brand and techniques and earns license fees and service fees from franchisees. As the franchisor, the Company enters into a franchise agreement with the franchisee (i.e. the customer), which authorizes the franchisee to run the specified business under the Company’s brand, intellectual properties and techniques in the designated region. Under the franchise agreement (the contract), the Company is committed to (i) provide pre-opening service, which is to get the franchisee ready for business operation; (ii) acquire new customers for the franchisee; and (iii) authorize the franchisee to use the Company’s brands, logos and names (the “franchise license”). Under the franchise agreement, each of the above promises is considered as a separate performance obligation because the franchisee can benefit from each promise separately, and each promise has its own standalone price as indicated in the agreement. The franchise agreement is effective upon signed by both parties, and remains effective until either party gives the written termination notice to the other party.

(i)	Pre-opening service: the Company is committed to perform a series of procedures which are not individually marketable with standalone value, to assist the franchisee to get ready for operation including but not limited to identifying location, assisting for company registration and advising for the design and decoration of new store. Contract price for pre-opening service is fixed and due within five days upon signing the franchise agreement. There is no further obligation once the store was ready to open which was occurred in March 2025. Apparently, none of the criteria in ASC 606-10-25-27 is met. Therefore, revenue from the provision of pre-opening service is recognized at the point in time when the store is ready to operate. For the year ended March 31, 2025, the Company has completed pre-opening service for a franchisee and recognized US$46,708 revenue from pre-opening service when the store was ready to open in March 2025. No pre-opening service revenue was recognized for the years ended March 31, 2026 and 2024.

(ii)	New customer acquisition: the Company will help to promote the franchisee’s store and services over social media platforms in order to acquire new customers for the franchisee. Per the franchise agreement, every time the Company successfully acquire a new customer for the franchisee, the Company will charge the franchisee a fixed price for the new customer acquired, as specified in the contract, which is due immediately. As long as the franchise agreement is effective, there is no limitation on the number of new customers the Company may acquire for the franchisee. Through February 28, 2026, the referral fee was charged on a per-customer basis, and revenue from such referral services was recognized at the point in time when each new customer was successfully acquired for the franchisee, which is when the performance obligation is satisfied and the fee becomes due. Effective March 1, 2026, the Company amended its franchise agreements to replace the per-customer fee with a fixed monthly promotional fee, under which the Company provides continuous online promotion services and stands ready to do so throughout the service period, with the fee charged regardless of the volume of new customers acquired. Revenue from the fixed monthly promotional fee is therefore recognized over time on a straight-line basis over the service period. For the years ended March 31, 2026, 2025 and 2024, revenue from new customer acquisition was US$135,829, nil and nil, respectively, of which US$129,422 was recognized at a point in time and US$6,407 was recognized over time for the year ended March 31, 2026.

(iii)	Franchise license: once the pre-opening service is completed and the franchisee starts its business, the franchisee is required to pay an annual license fee for running the business using the brand name of the Company, which is due at the beginning of each year. Price for each year is fixed and clearly specified in the agreement. If the franchise agreement is terminated in the middle of a year, the license fee for that year is non-refundable. In applying ASC 606-10-55-59 to 62, the license is considered the right to access a symbolic intellectual property. Hence, revenue from franchise license is recognized ratably over each year. In case when the franchise agreement is terminated in the middle of a year, the contract price for the remaining of the year is recognized immediately upon termination as it’s non-refundable. For the years ended March 31, 2026, 2025 and 2024, the Company had no revenue from franchise license.

Operating costs and expenses

Operating costs and expenses

Operating expenses primarily consist of cost of sales of products, advertising and promotion expenses, salaries and related social insurance costs for operations, rentals, professional services fees, depreciation of property and equipment, bank charges, consumables, such as herbal medicines, body lotion, organic essential oils and shampoo in bulk portion, are primarily used during the course of the daily services provided by the Company to customers and other office expenses related to general operations. Advertising and promotion expenses represented the advertisements launched in Facebook and other social media platform and are charged to operating costs and expenses as they incurred. Cost of sales products represented the purchase price of the supplements products sold to customers. In situations where promotional products, such as samples and testers, are provided by the Company to its customers at the same time as a related saleable product, the cost of these promotional products are recognized as cost of sales of products at the same time as the revenue for the related product is recognized.

Other income

Other income

Interest income is mainly generated from the Company’s savings, term deposits with original term of less than three months and certificates of deposit (which fully matured during the year ended March 31, 2026), and is recognized on an accrual basis using the effective interest method.

Government subsidies are recognized as income in other income or as deferred government subsidies before conditions attached to the government subsidy are met and charged to statements of operations as other income once conditions are fulfilled. For the years ended March 31, 2026, 2025 and 2024, the Company recognized aggregate government subsidies of US$20,364, US$15,486 and US$1,398, respectively, from government of Hong Kong.

In 2024, the Company successfully applied for Technology Voucher Program (TVP) funded by the Hong Kong government’s Innovation and Technology Fund. The program aims to subsidize local enterprises to enhance their competitiveness through the use of technology services and solutions, which in turn will promote social development. An approval was received during the year ended March 31, 2026 and 2025, and the Company received an aggregate of US$20,364 and US$15,486, respectively, from Hong Kong Productivity Council with no unfulfilled conditions nor other contingencies attached to the subsidy. Accordingly, US$20,364 and US$15,486 was recognized as other income in the year of receipt, respectively.

Employee benefit plan

Employee benefit plan

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of approximately US$3,833.

During the years ended March 31, 2026, 2025 and 2024, the total amount charged to the consolidated statements of operations in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were US$51,556, US$59,548 and US$58,592, respectively.

Income taxes

Income taxes

BVI

We are incorporated in the BVI and are not subject to tax on income or capital gains under the current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their statutory financial statements adjusted in accordance with Hong Kong’s Inland Revenue Department Ordinance. The applicable tax rate is 16.5% in Hong Kong. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. There were no material uncertain tax positions as of March 31, 2026 and 2025. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive (loss) income

Comprehensive (loss) income

The Company presents comprehensive (loss) income in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive (loss) income be reported in the consolidated financial statements. The components of comprehensive (loss) income include net (loss) income and foreign currency translation adjustment for the years presented.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Company’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, uses revenue as the profitability measure in making decisions about allocating resources and assessing performances. Based on management’s assessment, the Company has determined that it has only one operating segment. All assets of the Company are located in Hong Kong and all revenue is generated in Hong Kong.

The following table presents summary information of the Company’s single segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Measure of profit or loss
Revenues	4,807,713	6,221,751	6,015,375

Reconciliation to income before income taxes
Operating cost and expenses
Cost of sales of products	(35,221)	(15,514)	(11,294)
Advertising and promotion expenses	(803,483)	(999,354)	(859,473)
Staff costs and employee benefits	(1,623,759)	(1,839,746)	(1,930,900)
Rental and building management expenses	(551,442)	(711,716)	(848,691)
Professional expenses	(782,448)	(173,106)	(260,224)
Depreciation	(216,074)	(263,454)	(391,704)
Bank charges	(137,746)	(210,688)	(163,710)
Consumables	(139,831)	(186,103)	(159,195)
Other general and administrative expenses*	(546,946)	(433,132)	(381,336)

Other income (expense)
Interest income	72,651	64,136	19,513
Interest expense	(15,799)	(20,874)	(26,051)
Unrealized gain from investments, net	22,621	2,621	—
Realized gain from investments	12,103	—	—
Government subsidies	20,364	15,486	1,398
Other income (expenses)	50,763	(15,140)	(214)

Income before income tax	133,466	1,435,167	1,003,494

Income tax expenses	(156,114)	(236,082)	(181,751)
Net (loss) income	(22,648)	1,199,085	821,743

	As of March 31,
	2026	2025
	US$	US$
Other segment disclosures
Total assets	9,868,667	5,355,741

*	Other general and administrative expenses included staff trainings, recruiting and referral fees, office expenses, entertainment, utilities, etc..

Earnings per share

Earnings per share

The Company computes earnings per share, or EPS, in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net (loss) income divided by the weighted average ordinary share outstanding for the year. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the years presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2026, 2025 and 2024, there were no dilutive shares.

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average exchange rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject more easily to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40),” as subsequently clarified by ASU 2025-01, which requires public business entities to disclose in the notes to the financial statements additional information about specific expense categories, including purchases of inventory, employee compensation, depreciation and amortization. The requirements are effective for annual reporting periods beginning after December 15, 2026 (the Company’s fiscal year ending March 31, 2028) and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides an optional practical expedient that permits entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when developing reasonable and supportable forecasts to measure expected credit losses on accounts receivable and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025 (the Company’s fiscal year ending March 31, 2027), including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of ASU 2025-05 to have a material impact on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software,” which removes all references to prescriptive and sequential software development project stages and requires an entity to begin capitalizing software costs when management has authorized and committed to funding the software project and it is probable that the project will be completed and the software will be used to perform the function intended. The amendments are effective for annual reporting periods beginning after December 15, 2027 (the Company’s fiscal year ending March 31, 2029), including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of ASU 2025-06 to have a material impact on its consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, statements of operations and comprehensive (loss) income and statements of cash flows.